Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss		$ 3,147,500	$ (1,111,964)
Adjustments to reconcile net loss to net cash provided by operating activities:
Interest earned on securities held in Trust Account		(5,175,207)	(2,932,192)
Changes in operating assets and liabilities:
Prepaid insurance		94,553	509,554
Accrued expenses		1,190,376	2,711,299
Accrued expenses – related party		189,820	66,587
Net cash (used in)/provided by operating activities		(552,958)	(756,716)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption		133,124,975
Investment of cash in Trust Account		(2,540,000)	(2,999,982)
Net cash provided by/(used in) investing activities		130,584,975	(2,999,982)
Cash flows from financing activities:
Redemption of Class A ordinary shares		(133,124,975)
Contribution for extension		2,540,000	2,999,982
Proceeds from working capital loan- related party		325,000
Net cash used in financing activities		(130,259,975)	2,999,982
Net (decrease)/increase in cash and cash equivalents		(227,958)	(756,716)
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year		271,467	1,028,183
Cash and cash equivalents, restricted cash and escrow money receivable at end of year		43,509	271,467
Non-cash investing and financing activities:
Accretion of Class A ordinary shares to redemption value		7,715,207	5,934,098
Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss		(14,417,786)	(15,725,713)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of discount on convertible bonds		807,860	3,438,950	[1]
Depreciation of equipment and software		607,138	701,262	[1]
Depreciation of right-of-use assets		183,198	170,443	[1]
Amortization of intangible assets		3,200,843	3,525,388	[1]
Step acquisition of a subsidiary			(2,129,515)	[1]
Deferred income taxes		494,737	113,782	[1]
Gain on disposal of fixed assets		(36,519)		[1]
Unrealized foreign exchange loss/(gain)		(65,981)	543,277	[1]
Changes in operating assets and liabilities:
Accounts receivable		605,202	255,732	[1]
Prepayments to remittance agents		(45,631)		[1]
Amounts due to immediate holding company		(391,432)		[1]
Amounts due from related parties		(5,348,525)	(3,418,880)	[1]
Prepayments, receivables and other assets		2,502,972	(5,796,690)	[1]
Escrow money payable		80,006	94,918	[1]
Client money payable		(1,593,194)	544,998	[1]
Accounts payable, accruals and other payables		(4,827,110)	(12,249,700)	[1]
Amounts due to related parties		3,149,825	38,769,225	[1]
Lease liabilities		(192,097)	(155,561)	[1]
Net cash (used in)/provided by operating activities		(15,286,494)	8,681,916	[1]
Cash flows from investing activities:
Purchases of property, plant and equipment		(291,856)	(532,332)	[1]
Proceed received from disposal of property, plant and equipment		36,679		[1]
Decrease in short-term investments		1,700,000		[1]
Acquisition of a subsidiary			(200,000)	[1]
Net cash provided by/(used in) investing activities		1,444,823	(732,332)	[1]
Cash flows from financing activities:
Dividend paid			(1,912,014)	[1]
(Decrease) increase in bank overdrafts			(27,861)	[1]
Proceeds from borrowings		1,251,752	1,481,263	[1]
Repayment of borrowings		(2,212,067)	(2,242,961)	[1]
Proceeds from receivable factoring		2,210,415	3,230,844	[1]
Repayment of receivable factoring		(2,447,748)	(2,796,291)	[1]
Repayment of convertible bonds			(3,500,000)	[1]
Net cash used in financing activities		(1,197,648)	(5,767,020)	[1]
Net (decrease)/increase in cash and cash equivalents		(15,039,319)	2,182,564	[1]
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year	[1]	73,999,703	71,817,139
Cash and cash equivalents, restricted cash and escrow money receivable at end of year		58,960,384	73,999,703	[1]
Supplemental disclosure of cash flow information:
Income taxes received/(paid)		761,333	(1,203,790)	[1]
Interest paid		$ (1,819,174)	$ (1,351,939)	[1]

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.